Taxes on Income (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Research and development expenses	$ 27	$ 25
Carryforward tax losses	950	964
Other	9	9
Less - valuation allowance	(950)	(964)
Deferred income taxes	$ 36	$ 34